Condensed Financial Information of the Parent Company (Details) - $ / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Information of the Parent Company [Line Items]
Percentage of net asset		25.00%
Par value	[1]	$ 0.000025	$ 0.000025
Common stock authorized (in Shares)	[1]	2,000,000,000	2,000,000,000
Minimum [Member]
Condensed Financial Information of the Parent Company [Line Items]
Par value		$ 0.0001
Common stock authorized (in Shares)		500,000,000
Maximum [Member]
Condensed Financial Information of the Parent Company [Line Items]
Par value		$ 0.000025
Common stock authorized (in Shares)		2,000,000,000

[1]	Retroactively adjusted for effect of a 4-for-1 forward split on June 6, 2024.